Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table reports the compensation of our Principal Executive Officer (PEO), and the average compensation of our other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by such rules.
Year	Summary Compensation Table Total Compensation for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)		Average Summary Compensation Table Total Compensation for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(5) (millions) ($)	Core EPS ($)
	Carl H. Lindner III	S. Craig Lindner	Carl H. Lindner III	S. Craig Lindner			Total Shareholder Return ($)	Peer Group(4) Total Shareholder Return ($)
2023	9,844,148	9,914,566	9,311,061	9,381,479	2,919,108	2,775,385	167.51	164.49	852	10.56
2022	12,670,399	12,637,868	13,456,927	13,424,396	2,854,120	3,133,065	181.22	148.53	898	11.63
2021	12,449,582	12,341,739	16,851,687	16,743,844	2,639,597	4,137,031	163.26	124.95	1,995	11.59
2020	9,631,170	9,596,241	8,637,205	8,602,276	1,991,354	1,659,485	83.81	106.33	732	8.44
(1)
For 2020 through 2023, our PEOs were the Co-CEOs, Carl H. Lindner III and S. Craig Lindner. The dollar amounts reported in this column are the amounts of total compensation reported for the Co-CEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below, in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement. Fair value changes in stock awards for 2020 include the change in fair value of unvested stock option awards from December 31, 2019 to February 23, 2020. The Company has not awarded stock options since 2015.

Covered Year	2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	9,844,148	9,914,566	2,919,108	12,670,399	12,637,868	2,854,120	12,449,582	12,341,739	2,639,597	9,631,170	9,596,241	1,991,354
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500,054)	(1,500,054)	(1,066,365)	(1,500,128)	(1,500,128)	(592,584)	(1,500,100)	(1,500,100)	(538,810)	(1,500,125)	(1,500,125)	(507,565)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,349,283	1,349,283	1,018,085	1,537,536	1,537,536	607,361	1,853,545	1,853,545	665,762	1,260,764	1,260,764	426,578
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(718,810)	(718,810)	(209,972)	(1,720)	(1,720)	(586)	2,126,862	2,126,862	718,028	(975,709)	(975,709)	(324,777)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year ($)	(89,451)	(89,451)	(22,822)	(25,892)	(25,892)	(8,245)	341,051	341,051	110,866	(8,414)	(8,414)	(2,692)
Covered Year	2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Dividends Paid during Covered Year on Unvested Stock Awards	425,945	425,945	137,351	776,732	776,732	273,000	1,580,747	1,580,747	541,589	229,519	229,519	76,588
Compensation Actually Paid ($)	9,311,061	9,381,479	2,775,385	13,456,927	13,424,396	3,133,065	16,851,687	16,743,844	4,137,031	8,637,205	8,602,276	1,659,485
(3)
For 2020 and 2021, our Other NEOs were John B. Berding, Michelle A. Gillis, Brian S. Hertzman and Vito C. Peraino. For 2022, the Other NEOs were John B. Berding, Brian S. Hertzman, Vito C. Peraino and David L. Thompson, Jr. For 2023, the Other NEOs were John B. Berding, Brian S. Hertzman, David L. Thompson, Jr. and Mark A. Weiss.

(4)
For the relevant fiscal year, the dollar amounts reported represent the cumulative total shareholder return (TSR) of the S&P 500 Property & Casualty Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020, respectively.

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote
(1)
For 2020 through 2023, our PEOs were the Co-CEOs, Carl H. Lindner III and S. Craig Lindner. The dollar amounts reported in this column are the amounts of total compensation reported for the Co-CEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(3)
For 2020 and 2021, our Other NEOs were John B. Berding, Michelle A. Gillis, Brian S. Hertzman and Vito C. Peraino. For 2022, the Other NEOs were John B. Berding, Brian S. Hertzman, Vito C. Peraino and David L. Thompson, Jr. For 2023, the Other NEOs were John B. Berding, Brian S. Hertzman, David L. Thompson, Jr. and Mark A. Weiss.

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, the dollar amounts reported represent the cumulative total shareholder return (TSR) of the S&P 500 Property & Casualty Index (“Peer Group TSR”) for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below, in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement. Fair value changes in stock awards for 2020 include the change in fair value of unvested stock option awards from December 31, 2019 to February 23, 2020. The Company has not awarded stock options since 2015.

Covered Year	2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	9,844,148	9,914,566	2,919,108	12,670,399	12,637,868	2,854,120	12,449,582	12,341,739	2,639,597	9,631,170	9,596,241	1,991,354
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500,054)	(1,500,054)	(1,066,365)	(1,500,128)	(1,500,128)	(592,584)	(1,500,100)	(1,500,100)	(538,810)	(1,500,125)	(1,500,125)	(507,565)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,349,283	1,349,283	1,018,085	1,537,536	1,537,536	607,361	1,853,545	1,853,545	665,762	1,260,764	1,260,764	426,578
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(718,810)	(718,810)	(209,972)	(1,720)	(1,720)	(586)	2,126,862	2,126,862	718,028	(975,709)	(975,709)	(324,777)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year ($)	(89,451)	(89,451)	(22,822)	(25,892)	(25,892)	(8,245)	341,051	341,051	110,866	(8,414)	(8,414)	(2,692)
Covered Year	2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Dividends Paid during Covered Year on Unvested Stock Awards	425,945	425,945	137,351	776,732	776,732	273,000	1,580,747	1,580,747	541,589	229,519	229,519	76,588
Compensation Actually Paid ($)	9,311,061	9,381,479	2,775,385	13,456,927	13,424,396	3,133,065	16,851,687	16,743,844	4,137,031	8,637,205	8,602,276	1,659,485

Non-PEO NEO Average Total Compensation Amount	$ 2,919,108	$ 2,854,120	$ 2,639,597	$ 1,991,354
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,775,385	3,133,065	4,137,031	1,659,485
Adjustment to Non-PEO NEO Compensation Footnote
(2)
“Compensation actually paid” to our Co-CEOs and Other NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the “Total” column of the Summary Compensation Table, as adjusted as set forth in the table below, in accordance with SEC rules. The dollar amounts reflected in the “Total” column of the Summary Compensation Table and above do not reflect the actual amount of compensation earned by or paid to our Co-CEOs and Other NEOs during the applicable year. For information regarding the decisions made by our management and Compensation Committee in regards to the NEO compensation for each fiscal year, please see the Compensation Discussion & Analysis section of this proxy statement. Fair value changes in stock awards for 2020 include the change in fair value of unvested stock option awards from December 31, 2019 to February 23, 2020. The Company has not awarded stock options since 2015.

Covered Year	2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Summary Compensation Table “Total”	9,844,148	9,914,566	2,919,108	12,670,399	12,637,868	2,854,120	12,449,582	12,341,739	2,639,597	9,631,170	9,596,241	1,991,354
Less: Stock Award Values Reported in Summary Compensation Table for Covered Year	(1,500,054)	(1,500,054)	(1,066,365)	(1,500,128)	(1,500,128)	(592,584)	(1,500,100)	(1,500,100)	(538,810)	(1,500,125)	(1,500,125)	(507,565)
Plus: Fair Value of Stock Awards Granted in Covered Year	1,349,283	1,349,283	1,018,085	1,537,536	1,537,536	607,361	1,853,545	1,853,545	665,762	1,260,764	1,260,764	426,578
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(718,810)	(718,810)	(209,972)	(1,720)	(1,720)	(586)	2,126,862	2,126,862	718,028	(975,709)	(975,709)	(324,777)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year ($)	(89,451)	(89,451)	(22,822)	(25,892)	(25,892)	(8,245)	341,051	341,051	110,866	(8,414)	(8,414)	(2,692)
Covered Year	2023			2022			2021			2020
	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)	Carl H. Lindner III ($)	S. Craig Lindner ($)	Non-PEO NEOs Average ($)
Dividends Paid during Covered Year on Unvested Stock Awards	425,945	425,945	137,351	776,732	776,732	273,000	1,580,747	1,580,747	541,589	229,519	229,519	76,588
Compensation Actually Paid ($)	9,311,061	9,381,479	2,775,385	13,456,927	13,424,396	3,133,065	16,851,687	16,743,844	4,137,031	8,637,205	8,602,276	1,659,485

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
In the “Compensation Discussion and Analysis” section beginning on page 38 of this proxy statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the Summary Compensation Table and related disclosures appropriately reward our Co-CEOs and the Other NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our shareholders.
The “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of stock performance and dividends paid and varying levels of achievement against pre-established performance goals. Moreover, awards that may be earned under the Senior Executive Long-Term Incentive Compensation Plan, which represent a substantial percentage of target and maximum incentive compensation for the Co-CEOs payable each year, relate to performance results over a three-year period and may not specifically align the Company’s performance measures with “compensation actually paid” in a particular year.
Co-CEO compensation in the tables below are averages of the compensation paid to our Co-CEOs in the applicable year.
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR and Comparison of Company’s Cumulative TSR and Peer Group TSR.
The table below reflects the relationship between the compensation actually paid for the Company’s Co-CEOs and the average Other NEOs versus the Company’s TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance Measures
In the “Compensation Discussion and Analysis” section beginning on page 38 of this proxy statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the Summary Compensation Table and related disclosures appropriately reward our Co-CEOs and the Other NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our shareholders.
The “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of stock performance and dividends paid and varying levels of achievement against pre-established performance goals. Moreover, awards that may be earned under the Senior Executive Long-Term Incentive Compensation Plan, which represent a substantial percentage of target and maximum incentive compensation for the Co-CEOs payable each year, relate to performance results over a three-year period and may not specifically align the Company’s performance measures with “compensation actually paid” in a particular year.
Co-CEO compensation in the tables below are averages of the compensation paid to our Co-CEOs in the applicable year.
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income.
The table below reflects the relationship between the compensation actually paid for the Company’s Co-CEOs and the average Other NEOs versus the Company’s Net Income (in thousands) for the year ended December 31, 2023, 2022, 2021 and 2020. Net income for 2021 includes the sale of the annuity business to Massachusetts Mutual Life Insurance Company for approximately $3.5 billion of after-tax proceeds.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures
In the “Compensation Discussion and Analysis” section beginning on page 38 of this proxy statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the Summary Compensation Table and related disclosures appropriately reward our Co-CEOs and the Other NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our shareholders.
The “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of stock performance and dividends paid and varying levels of achievement against pre-established performance goals. Moreover, awards that may be earned under the Senior Executive Long-Term Incentive Compensation Plan, which represent a substantial percentage of target and maximum incentive compensation for the Co-CEOs payable each year, relate to performance results over a three-year period and may not specifically align the Company’s performance measures with “compensation actually paid” in a particular year.
Co-CEO compensation in the tables below are averages of the compensation paid to our Co-CEOs in the applicable year.
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Core Earnings Per Share.
The table below reflects the relationship between the compensation actually paid for the Company’s Co-CEOs and the average Other NEOs versus the Company’s Core EPS for the years ended December 31, 2023, 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures
In the “Compensation Discussion and Analysis” section beginning on page 38 of this proxy statement, we provide greater detail on the elements of our executive compensation program and our “pay-for-performance” compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the Summary Compensation Table and related disclosures appropriately reward our Co-CEOs and the Other NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our shareholders.
The “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of stock performance and dividends paid and varying levels of achievement against pre-established performance goals. Moreover, awards that may be earned under the Senior Executive Long-Term Incentive Compensation Plan, which represent a substantial percentage of target and maximum incentive compensation for the Co-CEOs payable each year, relate to performance results over a three-year period and may not specifically align the Company’s performance measures with “compensation actually paid” in a particular year.
Co-CEO compensation in the tables below are averages of the compensation paid to our Co-CEOs in the applicable year.
Relationship Between Compensation Actually Paid to our Co-CEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR and Comparison of Company’s Cumulative TSR and Peer Group TSR.
The table below reflects the relationship between the compensation actually paid for the Company’s Co-CEOs and the average Other NEOs versus the Company’s TSR and the peer group TSR, assuming an initial fixed investment of $100 for the years ended December 31, 2023, 2022, 2021 and 2020.

Tabular List, Table
The following financial performance measures are the most important financial performance measures that link compensation actually paid to named executive officers in the applicable year to company performance. For a description of these financial measures, see pages 46-53.
Most Important Performance Measures
Core Earnings per Share
Specialty Property and Casualty Earnings
Book Value per Share Growth vs. Industry Companies over 3 Years
Core Return on Equity over 3 Years

Total Shareholder Return Amount	$ 167.51	181.22	163.26	83.81
Peer Group Total Shareholder Return Amount	164.49	148.53	124.95	106.33
Net Income (Loss)	$ 852,000,000	$ 898,000,000	$ 1,995,000,000	$ 732,000,000
Company Selected Measure Amount | $ / shares	10.56	11.63	11.59	8.44
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Specialty Property and Casualty Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Book Value per Share Growth vs. Industry Companies over 3 Years
Measure:: 4
Pay vs Performance Disclosure
Name	Core Return on Equity over 3 Years
Carl H Lindner III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,844,148	$ 12,670,399	$ 12,449,582	$ 9,631,170
PEO Actually Paid Compensation Amount	$ 9,311,061	$ 13,456,927	$ 16,851,687	$ 8,637,205
PEO Name	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III	Carl H. Lindner III
S. Craig Lindner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,914,566	$ 12,637,868	$ 12,341,739	$ 9,596,241
PEO Actually Paid Compensation Amount	$ 9,381,479	$ 13,424,396	$ 16,743,844	$ 8,602,276
PEO Name	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner	S. Craig Lindner
PEO | Carl H Lindner III [Member] | Stock Award Values Reported in Summary Compensation Table for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,054)	$ (1,500,128)	$ (1,500,100)	$ (1,500,125)
PEO | Carl H Lindner III [Member] | Fair Value of Stock Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,349,283	1,537,536	1,853,545	1,260,764
PEO | Carl H Lindner III [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,810)	(1,720)	2,126,862	(975,709)
PEO | Carl H Lindner III [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,451)	(25,892)	341,051	(8,414)
PEO | Carl H Lindner III [Member] | Dividends Paid During Covered Year on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,945	776,732	1,580,747	229,519
PEO | S. Craig Lindner [Member] | Stock Award Values Reported in Summary Compensation Table for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,054)	(1,500,128)	(1,500,100)	(1,500,125)
PEO | S. Craig Lindner [Member] | Fair Value of Stock Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,349,283	1,537,536	1,853,545	1,260,764
PEO | S. Craig Lindner [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,810)	(1,720)	2,126,862	(975,709)
PEO | S. Craig Lindner [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,451)	(25,892)	341,051	(8,414)
PEO | S. Craig Lindner [Member] | Dividends Paid During Covered Year on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,945	776,732	1,580,747	229,519
Non-PEO NEO | Stock Award Values Reported in Summary Compensation Table for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,066,365)	(592,584)	(538,810)	(507,565)
Non-PEO NEO | Fair Value of Stock Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,018,085	607,361	665,762	426,578
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,972)	(586)	718,028	(324,777)
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,822)	(8,245)	110,866	(2,692)
Non-PEO NEO | Dividends Paid During Covered Year on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 137,351	$ 273,000	$ 541,589	$ 76,588